REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 4 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue from Contracts with Customers. The following table disaggregates revenue by significant product type in the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Oil sales	$605	$4,037	$3,307	$5,490
Natural gas sales	41	26	131	135
Natural gas liquids sales	10	7	50	13
Total revenue from customers	$656	$4,070	$3,488	$5,638

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of June 30, 2020.

NOTE 5 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue from Contracts with Customers. The following table disaggregates revenue by significant product type for the years ended December 31, 2019 and 2018 (in thousands):

	2019	2018
Oil sales	$12,518	$4,153
Natural gas sales	372	230
Natural gas liquids sales	82	140
Total revenue from customers	$12,972	$4,523

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of December 31, 2019 or 2018, respectively.